Note 6 - Stockholder's Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Convertible Preferred Stock [Table Text Block]
	July 29, 2022 (Closing Date)
Convertible Preferred Stock	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series A-1 (pre-combination)	39,196,116	0.102448	4,015,564
Series A-2 (pre-combination)	12,625,343	0.102448	1,293,442
Series B (pre-combination)	14,218,546	0.102448	1,456,662
Series C (pre-combination)	79,090,623	0.102448	8,102,706
Total	145,130,628		14,868,374

	July 29, 2022 (Closing Date)
Convertible Preferred Stock	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series A-1 (pre-combination)	39,196,116	0.102448	4,015,564
Series A-2 (pre-combination)	12,625,343	0.102448	1,293,442
Series B (pre-combination)	14,218,546	0.102448	1,456,662
Series C (pre-combination)	79,090,623	0.102448	8,102,706
Total	145,130,628		14,868,374

Schedule of Stockholders Equity [Table Text Block]
Equity awards issued and outstanding	5,172,649
Equity awards available for future grants	1,853,805
Shares available for Employee Stock Purchase Plan	483,801
Common stock warrants	5,824,314
Total common stock reserved for issuance	13,334,569

Equity awards issued and outstanding	4,839,554
Equity awards available for future grants	1,065,423
Shares available for Employee Stock Purchase Plan	257,341
Common stock warrants	3,728,821
Total common stock reserved for issuance	9,891,139